Expense Example {- Franklin Federal Tax-Free Income Fund} - Franklin Federal Tax-Free Income Fund-22 - Franklin Federal Tax-Free Income Fund	Mar. 08, 2021 USD ($)
Class A
Expense Example:
1 year	$ 451
3 years	612
5 years	787
10 years	1,293
Class A1
Expense Example:
1 year	436
3 years	566
5 years	708
10 years	1,120
Class C
Expense Example:
1 year	219
3 years	372
5 years	644
10 years	1,420
Class R6
Expense Example:
1 year	50
3 years	157
5 years	274
10 years	616
Advisor Class
Expense Example:
1 year	53
3 years	167
5 years	291
10 years	$ 653